Note 18 - Subsequent Events (Details Textual) - USD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Mar. 21, 2022	Mar. 17, 2022	Feb. 18, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)				5,611,658	11,537,242	5,333,452
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	689,406
Share-based Compensation Arrangement by Share-based Payment Award, Options and Equity Instruments Other than Options , Grants in Period, Value	$ 26.3
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	4,159,532
Subsequent Event [Member] | Share Repurchase Program [Member]
Stock Repurchase Program, Authorized Amount		$ 150.0
Treasury Stock, Shares, Acquired (in shares)		135,000
Treasury Stock Acquired, Average Cost Per Share (in dollars per share)		$ 5.49
I-Access Solutions Pte. Ltd. [Member] | Subsequent Event [Member]
Business Combination, Consideration Transferred, Total			$ 7.4
Payments to Acquire Businesses, Gross			1.5
I-Access Solutions Pte. Ltd. [Member] | Subsequent Event [Member] | Ordinary Shares of EduTech [Member]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable			$ 5.9
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable, Percentage Held in Escrow			9.50%